Pension and Other Employee Obligations - Summary of Employee Benefits Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of employee benefit expenses [Line Items]
Salaries and bonus	$ 405,665	$ 307,378	$ 272,017
Employee benefit plans: Defined contribution plan	11,684	10,265	7,458
Employee benefit plans: Defined benefit plan	3,042	2,639	2,184
Share-based compensation expense	30,565	23,036	17,919
Employee benefit costs	450,956	343,318	299,578
Cost of revenue [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	3,770	2,765	1,923
Employee benefit costs	329,289	249,701	217,098
Selling and marketing expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	2,557	1,723	1,370
Employee benefit costs	31,373	24,717	22,336
General and administrative expenses [member]
Disclosure of employee benefit expenses [Line Items]
Share-based compensation expense	24,238	18,548	14,626
Employee benefit costs	$ 90,294	$ 68,900	$ 60,144